Schedule of Reconciliation of Current Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Net income (loss) before income taxes	$ 1,816,484	$ (6,121,754)	$ (4,893,126)
Effective tax rate	27.00%	27.00%	27.00%
Expected income tax recovery	$ 490,451	$ (1,652,874)	$ (1,321,144)
Change in statutory, foreign tax, foreign exchange rates, and other	(199,665)	238,194	378,150
Permanent differences	1,335,113	649,306	609,738
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	249,576		(1,336,200)
Change in unrecognized deductible temporary differences	(15,149)	765,374	1,669,456
Total	$ 1,860,326